S000036208 [Member] Shareholder Fees - Multi-Manager Value Strategies Fund - Multi-Manager Value Strategies Fund Institutional Class	May 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%